K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 21, 2019
EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Tax Exempt Funds
File Nos. 002-82572; 811-03690

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund and First Investors Oregon Tax Exempt Fund (the “Funds”), each a series of First Investors Tax Exempt Funds.  The exhibits include updated risk/return summary information for the Funds to reflect the supplement dated January 31, 2019 to the Funds’ prospectus (Accession Number: 0000898432-19-000138), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Scott Richardson
Mary Najem
Foresters Investment Management Company, Inc.